23 Insurance contracts and contingencies (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [line items]
Other non current assets	R$ 17,267	R$ 10,380
Contingencies [Member]
Disclosure of types of insurance contracts [line items]
Other non current assets	R$ 6,690